Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	6,392,500
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 6,392,500.00
Amount of Registration Fee	$ 882.80
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Represents an aggregate of 6,392,500 Class A Ordinary Shares, consisting of (i) 300,000 Class A Ordinary Shares offered by the Company in the primary offering and (ii) 6,092,500 Class A Ordinary Shares offered for resale by the Selling Shareholders, in each case at a fixed price of $1.00 per Class A Ordinary Share.

In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.